Changes In Equity (USD $) In Thousands	Total USD ($)	Common Stock Member	Common Stock At Par Value Member USD ($)	Accumulated Other Comprehensive Income Member USD ($)	Accumulated Deficit [Domain Member] USD ($)	Capital In Excess of Par Value [Domain Member] USD ($)	Stockholder's Total Deficit [Domain Member] USD ($)
Balance Amount at beginning of period at Dec. 31, 2010			$ 122	$ (135,865)	$ (447,261)	$ 552,844	$ (30,160)
Share Balance at beginning of period at Dec. 31, 2010		12,179
Stockholders' Equity Line Items
Restricted Stock - Granted USD			4			5,113	5,117
Restricted Stock - Granted Shares		475
Restricted Stock - unvested						(3,679)	(3,679)
Temporary Equity Foreign Currency Translation Adjustments				600			600
Net Income Loss	21,584				21,584		21,584
Comprehensive Income NetOf Tax Including Portion Attributable To Non controlling Interest							22,184
Balance Amount at end of period at Jun. 30, 2011			$ 126	$ (135,265)	$ (425,677)	$ 554,278	$ (6,538)
Share balance at end of period at Jun. 30, 2011		12,654